Expense Example - FidelitySustainableIntermediateMunicipalIncomeFund-AMCIZPRO - FidelitySustainableIntermediateMunicipalIncomeFund-AMCIZPRO - Fidelity Sustainable Intermediate Municipal Income Fund	Apr. 01, 2025 USD ($)
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class M
Expense Example:
1 year	$ 461
3 years	777
5 years	1,154
10 years	2,211
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class C
Expense Example:
1 year	239
3 years	626
5 years	1,177
10 years	2,487
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class I
Expense Example:
1 year	38
3 years	316
5 years	657
10 years	1,619
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class Z
Expense Example:
1 year	32
3 years	285
5 years	596
10 years	1,480
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class A
Expense Example:
1 year	461
3 years	772
5 years	1,143
10 years	$ 2,183